Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property and Equipment [Abstract]
Schedule of Property and Equipment
The components of property and equipment were as follows:

(in millions)	Useful Lives	December 31, 2016	December 31, 2015
Buildings and equipment	Up to 40 years	$1,657	$1,900
Wireless communications systems	Up to 20 years	29,272	27,063
Leasehold improvements	Up to 12 years	1,068	1,003
Capitalized software	Up to 7 years	8,488	8,524
Leased wireless devices	Up to 18 months	2,624	2,236
Construction in progress		2,613	2,466
Accumulated depreciation and amortization		(24,779)	(23,192)
Property and equipment, net		$20,943	$20,000

Schedule of Leased Wireless Devices
The components of leased wireless devices under our JUMP! On Demand program were as follows:

(in millions)	December 31, 2016	December 31, 2015
Leased wireless devices, gross	$2,624	$2,236
Accumulated depreciation	(1,193)	(263)
Leased wireless devices, net	$1,431	$1,973

Schedule of Future Minimum Rental Payments
Future minimum payments expected to be received over the lease term related to the leased wireless devices, which exclude optional residual buy-out amounts at the end of the lease term, are summarized below:

(in millions)	Total
Year Ending December 31,
2017	$710
2018	92
Total	$802

Schedule of Asset Retirement Obligations
Activity in our asset retirement obligations was as follows:

(in millions)	December 31, 2016	December 31, 2015
Asset retirement obligations, beginning of year	$483	$390
Liabilities incurred	50	19
Liabilities settled	(67)	(130)
Accretion expense	24	17
Changes in estimated cash flows	49	187
Asset retirement obligations, end of year	$539	$483

Classified on the balance sheet as:
Other current liabilities	$16	$41
Other long-term liabilities	523	442
Asset retirement obligations	$539	$483